BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of basis of presentation and significant accounting policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]	Rand/USD Year-end rate: 17.6678 (2024 R17.7676) Year average rate: 18.0956 (2024 R18.6496) CAD/USD Year-end rate: 1.3742 (2024 C$1.3491) Year average rate: 1.3963 (2024 C$1.3608)
Disclosure of detailed information of property plant and equipment, capital lease [Table Text Block]
Leasehold Improvements	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years
Office Lease	5 year lease term
Buildings	10-20 years
IT Equipment	3 years